11. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tables
Income Tax Reconciliation
	2015	2016	2017

Loss before tax	(20,239)	(32,274)	(30,243)

Income tax benefit at tax rate of 29.825%	6,036	9,626	9,020
Adjustments due to impairment of deferred tax assets	(6,251)	(8,747)	(9,036)

Permanent differences	199	(948)	(93)

Adjustments for local tax rates	18	12	195

Non deductible expenses	163	154	16

Other	(165)	(38)	(82)
Income taxes	0	58	20